Lord Abbett Inflation Focused Fund
Lord Abbett Inflation Focused Fund
INVESTMENT OBJECTIVE
The Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle.
As a secondary objective, the Fund seeks current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 242 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Inflation Focused Fund	Class A		Class C	Class F		Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	[2]	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Inflation Focused Fund		Class A	Class C		Class F	Class I	Class R2	Class R3
Management Fees		0.40%	0.40%		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.20%	0.95%	[1]	0.10%	none	0.60%	0.50%
Other Expenses		0.18%	0.18%		0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		0.78%	1.53%		0.68%	0.58%	1.18%	1.08%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)		(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.75%	1.50%		0.65%	0.55%	1.15%	1.05%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	For the period from April 1, 2014 through March 31, 2015, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses for each class, excluding 12b-1 fees and any acquired fund fees and expenses, to an annual rate of 0.55%. Shareholders will incur actual total annual operating expenses less than or equal to 0.55% plus the amount of any applicable 12b-1 fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	466	646	1,167
Class C	253	480	831	1,821
Class F	66	215	376	844
Class I	56	183	321	723
Class R2	117	372	646	1,429
Class R3	107	340	593	1,314

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	466	646	1,167
Class C	153	480	831	1,821
Class F	66	215	376	844
Class I	56	183	321	723
Class R2	117	372	646	1,429
Class R3	107	340	593	1,314

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

For purposes of its investment objective, the Fund uses the Consumer Price Index (“CPI”) for All Urban Consumers (“CPI-U”) to measure the rate of inflation in the U.S. economy. The Fund pursues its investment objective by combining inflation-linked derivatives and inflation-indexed fixed income securities (collectively, “Inflation-Linked Investments”) with a portfolio of fixed income securities. In addition, the Fund may buy or sell Treasury futures or interest rate swaps to actively manage its portfolio duration. The use of the term “Inflation Focused” in the Fund’s name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy that seeks investment returns that exceed the rate of inflation in the U.S. economy over time. In the Fund’s view, exceeding the rate of inflation in the U.S. economy could mean achieving greater gains than the CPI-U during periods of anticipated or actual inflation or sustaining smaller losses than the CPI-U during periods of anticipated or actual deflation.

The percentage of the Fund’s assets that is invested in Inflation-Linked Investments and the types of Inflation-Linked Investments used by the Fund will vary. The Fund does not seek to forecast inflationary trends, but merely seeks exposure through Inflation-Linked Investments. The Fund will invest the remainder of its assets primarily in fixed income securities of various types, as discussed in more detail below. Because the Fund uses Inflation-Linked Investments as a speculative tool, the Fund is designed for long-term investors and may not be appropriate for investors who are looking to protect their purchasing power in the near term.

The specific types of Inflation-Linked Investments that the Fund may use include:

•

Inflation-Linked Derivatives. The Fund may invest substantially in inflation-linked derivatives, primarily CPI swaps. A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund normally may enter into CPI swaps on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. Conversely, the Fund may enter into CPI swaps on a year-over-year basis, in which the one party pays an annual fixed rate on some notional amount at specified intervals (i.e., monthly, annually, etc.), while the other party pays the annual year-over-year inflation rate at specified intervals.

The Fund may invest substantially in other types of derivatives for speculative or hedging purposes. Currently, the Fund expects to invest in derivatives consisting principally of futures, options, and swaps. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover its obligations relating to CPI swaps and other derivatives. The Fund is regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool under newly amended Commodity Exchange Act rules.

•

Inflation-Indexed Fixed Income Securities. Inflation-indexed fixed income securities are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments. The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the CPI, and other inflation-indexed securities issued by the U.S. Department of the Treasury. In addition to investing in TIPS, the Fund also may invest in sovereign inflation-indexed fixed income securities (sometimes referred to as “linkers”) issued by non-U.S. governments. To the extent that the Fund invests in such non-U.S. inflation-indexed fixed income securities that are denominated in foreign currencies, the Fund will limit such investments in accordance with the limitations described further below.

The Fund invests the remainder of its assets primarily in fixed income securities of various types and will use such securities to cover its obligations under CPI swaps and other derivative transactions. Among such fixed income securities in which the Fund may invest without limitation are investment grade:

•	Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

•	Debt securities of U.S. issuers;

•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars; and

•

Mortgage-backed, mortgage-related and other asset-backed securities, including collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, and stripped mortgage-backed securities (SMBS).

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other investments:

•	High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

•	Senior loans, including bridge loans, novations, assignments, and participations; and

•	Convertible securities, including convertible bonds and preferred stocks.

The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. government or its agencies and instrumentalities.

The Fund attempts to manage the average duration of the securities it holds in its portfolio and hedge interest rate risk by investing in Treasury futures and interest rate swaps.

The Fund combines top-down and bottom-up analysis in its portfolio construction process. Portfolio management takes into account several factors in its analysis, including, but not limited to current and expected economic conditions, rising and falling interest rates, and credit quality. The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The success of the Fund’s investment strategies will largely depend on the extent to which the Fund’s portfolio management correctly forecasts inflationary trends and expectations. To the extent that the Fund’s portfolio management incorrectly forecasts inflationary trends and expectations, the Fund may incur additional losses during non-inflationary periods or fail to achieve investment returns that exceed the rate of inflation during inflationary periods.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may be subject to periods of heightened volatility, for example, if interest rates rise or the U.S. Federal Reserve continues to curb its bond buying program.

•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

•

Inflation-Linked Investments Risk: Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund’s use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

•

Derivatives Risk: The Fund may invest substantially in inflation-linked derivatives and other types of derivatives for speculative or hedging purposes and is exposed to the risk that the value of a derivative instrument does not move in correlation with the value of an underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives are or will become illiquid and that the counterparty may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

•

Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund’s high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Therefore, there may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The Fund’s investments in floating or adjustable rate senior loans, many of which are rated below investment grade, are subject to increased credit and liquidity risks.

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. Typically, periods of volatility and rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings to satisfy redemptions.

•

Foreign Investments Risk: The Fund’s investment exposure to foreign (which may include emerging market) issuers generally is subject to the risk that the value of securities issued by foreign issuers may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.

•

Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 1st Q ‘12 +5.40%	Worst Quarter 2nd Q ‘13 -3.67%

Average Annual Total Returns (for the periods ended December 31, 2013)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges. The Fund believes that the Barclays U.S. TIPS Index 1-5 Years more closely reflects the Fund’s investment strategies than the Barclays U.S. 1-3 Year Government/Credit Bond Index. Therefore, the Fund will remove the Barclays U.S. 1-3 Year Government/Credit Bond Index from the performance table in the future.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Inflation Focused Fund	1 Year	Life of Class	Inception Date for Performance
Class A	(3.94%)	0.67%	Apr. 29, 2011
Class C	(3.44%)	0.79%	Apr. 29, 2011
Class F	(1.66%)	1.66%	Apr. 29, 2011
Class I	(1.50%)	1.76%	Apr. 29, 2011
Class R2	(2.14%)	1.38%	Apr. 29, 2011
Class R3	(1.97%)	1.40%	Apr. 29, 2011
After Taxes on Distributions Class A	(5.37%)	(0.74%)
After Taxes on Distributions and Sale of Fund Shares Class A	(2.23%)	(0.02%)
Barclays U.S. TIPS Index 1-5 Years (reflects no deduction for fees, expenses, or taxes)	(1.96%)	0.53%	Apr. 29, 2011
Consumer Price Index for All Urban Consumers (“CPI-U”) (reflects no deduction for fees, expenses, or taxes)	1.50%	1.34%	Apr. 29, 2011
BofA Merrill Lynch U.S. 1-3 Year Corporate Credit Index (reflects no deduction for fees, expenses, or taxes)	1.78%	2.48%	Apr. 29, 2011
Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	0.64%	1.05%	Apr. 29, 2011